Certnys

15008515

NYSE

ilvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

Received SEC

NOV 19 2015

Washington, DC 205

November 19, 2015

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 3.150% Senior Notes due 2020 and 4.250% Senior Notes due 2026 of Delphi Automotive PLC, guaranteed by Delphi Corporation, Delphi Automotive LLP and Delphi Automotive Holdings US Limited under the Exchange Act of 1934.

Sincerely,